Series G Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Sep. 08, 2021	Jul. 12, 2021	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Warrant, Outstanding	11,299,000
Warrant Term	5 years
Exercise Price of Warrants	$ 9.50
Preferred Shares, Shares Issued			1,000	9,355,778
Preferred Shares, Outstanding			1,000	9,355,778
Series G Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion			Each shareholder of the Series G Preferred Shares, may, at any time, convert all or any part of the Series G Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Preferred Stock, Redemption Price Per Share			$ 1,000
Preferred Stock, Conversion Basis			convertible into the Company’s common shares at a conversion price equal to the lower of (i) 80% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.75; however, in no event shall the conversion price be lower than $1.00 per share.
Preferred Stock, Dividend Rate, Percentage			8.00%
Preferred Stock, Value, Issued		$ 10,000
Warrant, Outstanding		2,000,000
Warrant Term		3 years
Exercise Price of Warrants		$ 4.00
Preferred Stock, Contract Terms		Until the Company obtains the approval of its shareholders to do so, (i) the Series G Preferred Shares can only be converted into a maximum of 4,400,000 common shares and (ii) the warrant may not be exercised
Convertible Preferred Stock, Shares Issued upon Conversion			3,272,728
Preferred shares exchanged			9,000
Preferred Shares, Outstanding			1,000